Grants and other liabilities (Details) $ in Thousands		12 Months Ended
	Aug. 17, 2020 USD ($)	Dec. 31, 2020 USD ($) Type	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 16, 2020 USD ($)	Oct. 02, 2013 USD ($)
Grants and other liabilities [Abstract]
Grants		$ 1,028,765	$ 1,087,553
Other liabilities		201,002	571,314
Grant and other non-current liabilities		$ 1,229,767	1,658,867
Number of grant types | Type		2
Income from grants		$ 59,010	59,142	$ 59,421
Other current liabilities		37,922	34,403
Investment under the equity method		116,614	139,925	53,419
Other financial income		162,290	14,152	$ 14,431
Finance lease liabilities		89,300	87,900
Solana and Mojave [Member]
Grants and other liabilities [Abstract]
Income from grants		58,900	59,000
Solana [Member]
Grants and other liabilities [Abstract]
Other financial income		145,000
U.S. Department of Treasury [Member]
Grants and other liabilities [Abstract]
Grants		674,000	707,000
Federal Financing Bank [Member]
Grants and other liabilities [Abstract]
Grants		352,000	379,000
Liberty Interactive Corporation [Member]
Grants and other liabilities [Abstract]
Grant and other non-current liabilities			380,000
Other current liabilities			41,000
Class A membership investment						$ 300,000
Finance lease liabilities		52,000	54,000
Dismantling provision		$ 88,000	$ 60,000
Liberty Interactive Corporation [Member] | Solana [Member]
Grants and other liabilities [Abstract]
Investment under the equity method	$ 290,000
Acquisition purchase price					$ 272,000
Period of annual net production of asset	4 years
Performance earn-out, period of highest annual net production	5 years
Other financial income	$ 145,000